OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ (6,715)	$ (9,272)	$ 1,195
Total net movement in fair value of non-designated derivatives	11,591	(20,433)	(3,450)
Allowance for expected credit losses	722	(1,771)	0
Impairment of long-term receivables	0	0	(9,168)
Other items	1,085	5,531	(1,330)
Total other financial items, net	6,683	(25,945)	(12,753)
Interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(6,707)	(4,575)	1,389
Total net movement in fair value of non-designated derivatives	11,607	(15,314)	(4,123)
Cross currency swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(8)	(6)	0
Total net movement in fair value of non-designated derivatives	(16)	5	0
Cross currency interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	0	(152)	(194)
Total net movement in fair value of non-designated derivatives	0	(5,124)	673
Interest Rate Swap After Debt Refinancing
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ 0	$ (4,539)	$ 0